Private Placement (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Private Placement (Details) [Line Items]
Gross proceeds from issuance offering (in Dollars) | $	$ 6,600,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Number of units issued in transaction (in Shares) | shares	6,600,000
Warrant price per share	$ 1
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Warrant price per share	$ 11.5